Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.75 % Shares Held Value (000's)
Exchange-Traded Funds - 0.35%
SPDR S&P Global Natural Resources ETF 12,737 $ 470
Money Market Funds - 6.40%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.05%
(a)
8,353,681 8,354
TOTAL INVESTMENT COMPANIES $ 8,824
PRIVATE INVESTMENT FUNDS - 12.98%
Shares/Units
Held Value (000's)
Agriculture - 4.72%
Ceres Farmland Holdings, LP
(b)
6,000,000 $ 6,185
Diversified Financial Services - 2.15%
Sound Point CLO Fund, LP
(b)
N/A 2,803
Forest Products & Paper - 6.11%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
6,905 7,9 8 3
TOTAL PRIVATE INVESTMENT FUNDS $ 16,971
COMMON STOCKS - 52.38 % Shares Held Value (000's)
Agriculture - 0.22%
Archer-Daniels-Midland Co 3,519 $ 140
Bunge Ltd 3,544 146
$ 286
Biotechnology - 0.10%
Corteva Inc 5,065 136
Building Materials - 0.14%
Geberit AG 366 184
Chemicals - 1.22%
CF Industries Holdings Inc 4,709 132
Ecolab Inc 1,877 373
FMC Corp 1,406 140
ICL Group Ltd 39,948 119
K+S AG 21,760 138
Mosaic Co/The 11,440 143
Nutrien Ltd 4,067 131
OCI NV
(c)
12,250 129
Sociedad Quimica y Minera de Chile SA ADR 5,675 148
Yara International ASA 4,043 141
$ 1,594
Commercial Services - 1.25%
Atlas Arteria Ltd 62,512 289
China Merchants Port Holdings Co Ltd 108,000 128
Transurban Group 124,671 1,222
$ 1,639
Consumer Products - 0.11%
Avery Dennison Corp 1,250 143
Diversified Financial Services - 0.19%
Centuria Capital Group 198,796 247
Electric - 10.24%
AusNet Services 833,698 963
CenterPoint Energy Inc 12,844 240
Clearway Energy Inc - Class C 55,256 1,274
Dominion Energy Inc 15,130 1,228
Duke Energy Corp 11,523 921
Edison International 13,556 736
EDP - Energias de Portugal SA 217,028 1,036
Emera Inc 26,316 1,035
Hydro One Ltd
(d)
29,537 555
Red Electrica Corp SA 90,151 1,687
Spark Infrastructure Group 738,381 1,103
SSE PLC 51,712 876
Terna Rete Elettrica Nazionale SpA 148,495 1,024
Transmissora Alianca de Energia Eletrica SA 133,700 700
$ 13,378
Electronics - 0.33%
Badger Meter Inc 3,666 230
Watts Water Technologies Inc 2,429 197
$ 427
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 2.95%
Enviva Partners LP
(c),(e)
30,769 $ 1,109
NextEra Energy Partners LP 29,882 1,532
TerraForm Power Inc 65,380 1,206
$ 3,847
Engineering & Construction - 0.88%
Aena SME SA
(c),(d)
1,828 245
Grupo Aeroportuario del Pacifico SAB de CV 45,900 331
Stantec Inc 6,774 209
Sydney Airport 91,147 360
$ 1,145
Environmental Control - 1.67%
China Water Affairs Group Ltd 196,000 142
Evoqua Water Technologies Corp
(c)
23,385 435
Kurita Water Industries Ltd 11,600 323
METAWATER Co Ltd 5,900 272
Pentair PLC 10,486 398
Tetra Tech Inc 7,688 608
$ 2,178
Food - 0.22%
Ingredion Inc 1,643 137
Wilmar International Ltd 49,100 145
$ 282
Forest Products & Paper - 0.85%
International Paper Co 4,062 143
Mondi PLC 7,419 139
Nine Dragons Paper Holdings Ltd 158,000 144
Oji Holdings Corp 27,500 128
Smurfit Kappa Group PLC 4,250 143
Stora Enso Oyj 11,279 135
Svenska Cellulosa AB SCA
(c)
11,087 133
UPM- Kymmene Oyj 4,788 139
$ 1,104
Gas - 2.22%
Enagas SA 12,039 295
Italgas SpA 104,886 610
National Grid PLC 69,552 849
Snam SpA 235,783 1,149
$ 2,903
Healthcare - Products - 0.69%
Danaher Corp 5,135 908
Iron & Steel - 1.09%
ArcelorMittal SA
(c)
14,449 153
Evraz PLC 39,615 140
Fortescue Metals Group Ltd 14,991 146
JFE Holdings Inc 18,800 136
Nippon Steel Corp 15,000 142
Novolipetsk Steel PJSC 7,197 143
Nucor Corp 3,273 136
POSCO 946 138
thyssenkrupp AG
(c)
20,518 146
Vale SA ADR 14,172 146
$ 1,426
Lodging - 0.05%
City Developments Ltd 10,400 64
Machinery - Diversified - 0.96%
IDEX Corp 1,853 293
Mueller Water Products Inc - Class A 19,689 185
Xylem Inc /NY 11,868 771
$ 1,249
Metal Fabrication & Hardware - 0.26%
Advanced Drainage Systems Inc 6,789 335
Mining - 2.26%
Agnico Eagle Mines Ltd 2,171 139
Anglo American PLC 6,574 152
Antofagasta PLC 12,766 148
Barrick Gold Corp 5,774 155
BHP Group Ltd 6,016 150
Franco-Nevada Corp 990 138

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Freeport-McMoRan Inc 15,249 $ 176
Glencore PLC
(c)
74,672 159
Kirkland Lake Gold Ltd 3,604 148
Korea Zinc Co Ltd 453 127
MMC Norilsk Nickel PJSC ADR 4,415 116
Newcrest Mining Ltd 6,814 151
Newmont Corp 2,366 146
Norsk Hydro ASA
(c)
54,473 152
Rio Tinto Ltd 2,231 153
South32 Ltd 109,090 154
Southern Copper Corp 3,811 152
Sumitomo Metal Mining Co Ltd 5,000 141
Teck Resources Ltd 14,616 153
Wheaton Precious Metals Corp 3,223 142
$ 2,952
Oil & Gas - 3.02%
BP PLC 36,590 140
Canadian Natural Resources Ltd 7,601 132
Chevron Corp 1,509 135
CNOOC Ltd 124,000 139
ConocoPhillips 3,279 138
Ecopetrol SA ADR 13,286 148
Eni SpA 15,307 147
EOG Resources Inc 2,713 137
Equinor ASA 9,525 137
Exxon Mobil Corp 3,041 136
Gazprom PJSC ADR 24,903 134
Imperial Oil Ltd 8,887 143
LUKOIL PJSC ADR 1,863 139
Marathon Petroleum Corp 3,936 147
Neste Oyj 3,424 135
Novatek PJSC 956 136
Occidental Petroleum Corp 10,680 195
Petroleo Brasileiro SA ADR 18,127 150
Phillips 66 1,768 127
Pioneer Natural Resources Co 1,509 147
Repsol SA 14,855 131
Repsol SA - Rights
(c)
14,855 7
Rosneft Oil Co PJSC 26,577 134
Royal Dutch Shell PLC - A Shares 8,884 142
Suncor Energy Inc 8,076 136
Tatneft PJSC ADR 3,073 143
TOTAL SA 3,697 143
Valero Energy Corp 2,076 122
Woodside Petroleum Ltd 9,191 139
$ 3,939
Oil & Gas Services - 0.22%
Halliburton Co 11,771 153
Schlumberger Ltd 7,488 137
$ 290
Packaging & Containers - 0.53%
Amcor PLC 13,547 138
DS Smith PLC 32,992 134
Packaging Corp of America 1,364 136
Sealed Air Corp 4,309 142
Westrock Co 4,929 139
$ 689
Pipelines - 5.00%
APA Group 110,322 853
Cheniere Energy Inc
(c)
8,562 414
Enbridge Inc 14,912 453
Energy Transfer LP 58,775 418
Equitrans Midstream Corp 20,203 168
Gibson Energy Inc 27,263 424
Hess Midstream LP 13,730 252
Kinder Morgan Inc 25,785 391
Magellan Midstream Partners LP 10,311 445
MPLX LP 27,006 467
Noble Midstream Partners LP 48,304 409
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
ONEOK Inc 8,357 $ 278
Phillips 66 Partners LP 9,816 354
Plains All American Pipeline LP 24,013 212
Williams Cos Inc /The 51,729 984
$ 6,522
Real Estate - 1.80%
Castellum AB 4,881 91
Entra ASA
(d)
6,878 88
Fabege AB 5,831 69
LEG Immobilien AG
(c)
1,274 162
Midea Real Estate Holding Ltd
(d)
28,600 70
Mitsubishi Estate Co Ltd 20,300 302
Mitsui Fudosan Co Ltd 10,000 178
New World Development Co Ltd 62,750 298
Sun Hung Kai Properties Ltd 20,500 262
Vonovia SE 9,242 565
Wihlborgs Fastigheter AB 4,747 78
Zhongliang Holdings Group Co Ltd 272,000 194
$ 2,357
REITs - 8.67%
AIMS APAC REIT 152,700 135
Alexandria Real Estate Equities Inc 563 91
American Homes 4 Rent 7,287 196
American Tower Corp 421 109
Apartment Investment and Management Co 2,674 101
Arena REIT 98,950 151
AvalonBay Communities Inc 580 90
Big Yellow Group PLC 15,809 197
Centuria Industrial REIT 38,593 85
Centuria Office REIT 49,414 69
CFE Capital S de RL de CV 541,100 575
CoreSite Realty Corp 1,608 195
Crown Castle International Corp 4,974 833
CubeSmart 7,103 192
CyrusOne Inc 1,804 131
Daiwa Office Investment Corp 16 88
Dexus 13,775 88
Dream Industrial Real Estate Investment Trust 29,600 233
Equinix Inc 334 235
Essential Properties Realty Trust Inc 5,145 76
Essex Property Trust Inc 246 56
Gecina SA 1,139 141
Goodman Group 20,730 214
Healthcare Trust of America Inc 7,253 192
Healthpeak Properties Inc 6,606 182
Independence Realty Trust Inc 25,216 290
Industrial & Infrastructure Fund Investment Corp 81 131
Industrial Logistics Properties Trust 10,761 221
Ingenia Communities Group 48,452 152
Inmobiliaria Colonial Socimi SA 9,731 86
Investec Australia Property Fund 33,578 28
Invitation Homes Inc 15,123 416
Japan Hotel REIT Investment Corp 326 135
Lendlease Global Commercial REIT 55,500 27
Link REIT 31,100 255
MCUBS MidCity Investment Corp 198 144
Merlin Properties Socimi SA 12,739 106
MGM Growth Properties LLC 3,391 92
Minto Apartment Real Estate Investment Trust 4,200 62
NewRiver REIT PLC 33,633 26
Nippon Prologis REIT Inc
(c)
44 134
Nomura Real Estate Master Fund Inc 100 120
NSI NV 4,036 156
Park Hotels & Resorts Inc 6,593 65
Physicians Realty Trust 6,704 117
Prologis Inc 8,107 757
Rayonier Inc 5,823 144
Rexford Industrial Realty Inc 2,655 110

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Sabana Shari'ah Compliant Industrial Real Estate
Investment Trust
720,000 $ 182
Sabra Health Care REIT Inc 5,414 78
Segro PLC 32,317 357
Sekisui House Reit Inc 329 211
Simon Property Group Inc 271 19
STORE Capital Corp 7,295 174
Summit Industrial Income REIT 19,130 161
Sun Communities Inc 1,857 252
Sunstone Hotel Investors Inc 4,860 40
Taubman Centers Inc 614 23
Terreno Realty Corp 1,300 68
UNITE Group PLC/The 7,492 87
United Urban Investment Corp 146 157
VICI Properties Inc 8,201 166
Vicinity Centres 43,210 43
Welltower Inc 6,543 339
Weyerhaeuser Co 11,454 257
WPT Industrial Real Estate Investment Trust 23,821 303
$ 11,346
Telecommunications - 0.07%
Eutelsat Communications SA 9,506 88
Water - 5.17%
Aguas Andinas SA 2,407,131 815
American States Water Co 3,707 292
American Water Works Co Inc 8,842 1,138
Essential Utilities Inc 19,628 829
Guangdong Investment Ltd 180,000 311
Middlesex Water Co 1,438 97
Pennon Group PLC 58,577 811
Severn Trent PLC 20,197 618
SJW Group 2,842 177
Suez SA 31,010 364
United Utilities Group PLC 51,554 579
Veolia Environnement SA 25,793 582
York Water Co/The 3,441 165
$ 6,778
TOTAL COMMON STOCKS $ 68,436
CONVERTIBLE PREFERRED STOCKS
- 1.53% Shares Held Value (000's)
Pipelines - 1.53%
Targa Resources Corp 9.50%, 02/18/2021
(e),(f),(g),(h)
2,000 $ 1,994
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,994
PREFERRED STOCKS - 0.21% Shares Held Value (000's)
Electric - 0.21%
Cia de Transmissao de Energia Eletrica Paulista
0.15%
71,100 $ 274
TOTAL PREFERRED STOCKS $ 274
BONDS - 24.37%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 17.37%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 1,000 $ 664
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
2,000 1,148
BANK 2018-BNK15
4.81%, 11/15/2061
( i )
1,600 1,477
BANK 2019-BNK20
0.96%, 09/15/2062
( i ),(j)
15,153 962
BANK 2019-BNK22
1.50%, 11/15/2062
(d),( i ),(j)
2,000 214
1.96%, 11/15/2062
(d),( i )
1,000 378
Benchmark 2018-B6 Mortgage Trust
3.27%, 10/10/2051
(d),( i )
1,000 643
3.27%, 10/10/2051
(d),( i )
550 311
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(d)
2,391 1,814
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(d),( i ),(j)
$ 1,750 $ 128
3.00%, 08/15/2057
(d)
1,750 690
Cantor Commercial Real Estate Lending
2019-CF1
4.35%, 05/15/2052
( i )
1,000 842
CCUBS Commercial Mortgage Trust 2017-C1
3.91%, 11/15/2050
( i )
1,000 1,089
Citigroup Commercial Mortgage Trust 2018-C6
5.24%, 11/10/2051
( i )
1,000 933
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,750 1,031
3.00%, 08/10/2056
(d)
1,400 564
COMM 2015-CCRE25 Mortgage Trust
4.69%, 08/10/2048
(d),( i )
500 314
Csail 2015-C2 Commercial Mortgage Trust
3.23%, 06/15/2057
(d)
500 243
4.33%, 06/15/2057
( i )
500 285
Freddie Mac Multifamily Structured Pass
Through Certificates
1.63%, 01/25/2027
( i ),(j)
12,000 975
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(d),( i )
539 408
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(d),( i ),(j)
9,860 877
3.00%, 07/10/2052
(d)
2,000 1,342
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),( i ),(j)
3,246 229
2.80%, 09/01/2052
(d)
1,500 1,064
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.81%, 08/15/2047
(d),( i )
1,000 820
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.79%, 10/15/2048
(d),( i )
500 82
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.85%, 05/15/2048
( i )
560 347
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d)
2,000 1,255
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(d),( i )
1,000 603
4.68%, 10/15/2048
(d),( i )
500 295
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
500 352
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(d)
500 318
$ 22,697
Commercial Services - 0.54%
APX Group Inc
6.75%, 02/15/2027
(d)
750 708
Consumer Products - 0.50%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(d)
683 651
Food - 0.36%
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(d)
500 466
Healthcare - Services - 0.52%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(d)
750 679
Insurance - 0.58%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
(d)
700 752

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.46%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(d)
$ 750 $ 600
Media - 0.34%
Cengage Learning Inc
9.50%, 06/15/2024
(d)
406 284
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(d)
239 159
$ 443
Miscellaneous Manufacturers - 0.57%
FXI Holdings Inc
7.88%, 11/01/2024
(d)
688 592
12.25%, 11/15/2026
(d)
160 155
$ 747
Mortgage Backed Securities - 1.98%
Freddie Mac STACR 2019-HQA3
7.68%, 09/25/2049
(d)
500 392
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Remic Trust 2020-DNA2
4.98%, 02/25/2050
(d)
500 289
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR Trust 2019-DNA2
10.68%, 03/25/2049
(d)
900 850
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
8.33%, 07/25/2049
(d)
250 203
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
11.43%, 04/25/2049
(d)
900 869
1.00 x 1 Month USD LIBOR + 11.25%
$ 2,603
Other Asset Backed Securities - 0.30%
Oaktree CLO 2019-4 Ltd
8.37%, 10/20/2032
(d)
500 388
1.00 x 3 Month USD LIBOR + 7.23%
Retail - 0.31%
Staples Inc
10.75%, 04/15/2027
(d)
700 411
Telecommunications - 0.54%
Consolidated Communications Inc
6.50%, 10/01/2022 417 384
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(d)
372 316
$ 700
TOTAL BONDS $ 31,845
CONVERTIBLE BONDS - 1.75%
Principal
Amount (000's) Value (000's)
Energy - Alternate Sources - 1.75%
Sunnova Energy International Inc
9.75%, 04/30/2025
(e),(g),(h)
$ 1,777 $ 2,286
TOTAL CONVERTIBLE BONDS $ 2,286
SENIOR FLOATING RATE INTERESTS
- 0.39%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.39%
GC EOS Buyer Inc
9.58%, 06/29/2026
(k)
$ 700 $ 511
3 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 511
Total Investments $ 131, 141
Other Assets and Liabilities -  (0.36)% (473)
TOTAL NET ASSETS - 100.00% $ 130,668
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,845 or 19.01% of net assets.
(e) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5,389 or 4.12%
of net assets.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Restricted Security. Please see Restricted Security sub-schedule for additional information.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 19.38%
Utilities 17.87%
Energy 14.47%
Financial 13.41%
Industrial 11.40%
Money Market Funds 6.40%
Consumer, Cyclical 5.90%
Basic Materials 5.42%
Consumer, Non-cyclical 4.51%
Communications 0.95%
Investment Companies 0.3 5%
Asset Backed Securities 0.30%
Other Assets and Liabilities
(0.36)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Diversified Select Real Asset Fund
June 30, 2020 (unaudited)
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value Redemption Notice (days) Percent of Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 $ 8,000 $ 7,98 3 90 6.11%
Ceres Farmland Holdings, LP
(b)
11/01/2019 6,000 6,185 N/A 4.72%
Sound Point CLO Fund, LP
(c)
08/01/2019 4,000 2,803 60 2.15%
Total $ 16,971 12.98%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(b) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(c) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Sunnova Energy International Inc 9.75%, 04/30/2025 05/21/2020 $ 1,777 $ 2,286 1.75%
Targa Resources Corp   9.50%, 02/18/2021 11/18/2019 2,150 1,994 1.53%
Total $ 4,280 3.28%
Amounts in thousands.

Glossary to the Schedule of Investments
June 30, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2020 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities, preferred stocks or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. On non-valuation days, the
Valuation Committee determines the fair value of each private investment fund. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the

June 30, 2020 (unaudited)

transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.). Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the
“Pricing Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 31,845 $ — $ 31,845
Common Stocks
Basic Materials 2,957 4,119 — 7,076
Communications — 88 — 88
Consumer, Cyclical — 64 — 64
Consumer, Non-cyclical 1,610 1,784 — 3,394
Energy 10,690 3,908 — 14,598
Financial 7,641 6,309 — 13,950
Industrial 4,547 1,660 — 6,207

June 30, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
The Fund's Schedule of Investments as of June 30, 2020 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Utilities $ 9,387 $ 13,672 $ — $ 23,059
Convertible Bonds* — — 2,286 2,286
Convertible Preferred Stocks
Energy — — 1,994 1,994
Investment Companies 8,824 — — 8,824
Preferred Stocks
Utilities 274 — — 274
Senior Floating Rate Interests* — 511 — 511
Total $ 45,930 $ 63,960 $ 4,280 $ 114,170
Investments Using NAV as Practical Expedient
Private Investment Funds 16, 971
Total investments in securities $ 131, 141
Fund Asset Type
Fair Value as
of June 30,
2020 Valuation Technique Unobservable Input
Input
Valuations
Diversified Select Real
Asset Fund
Convertible Bonds $ 2,285 Lattice model Debt discount rate 23.89%
Preferred Stocks 1,995 Lattice model Debt discount rate 9.12%
$ 4,280
Fair
Value
March
31,
2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/
(Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out
of Level 3**
Fair Value
June 30, 2020
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
Held at June 30,
2020
Diversified Select Real Asset Fund
Convertible
Bonds $ — $ — $ 508 $ 1,777 $ — $ — $ — $ 2,285 $ 508
Preferred Stocks — — 747 — — 1,248 — 1,995 747
Total
$ — $ — $ 1,255 $ 1,777 $ — $ 1,248 $ — $ 4,280 $ 1,255